Investment in Associate Company - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Associates [Line Items]
Investments in associates	$ 494,728	$ 0
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Associates [Line Items]
Proportion of ownership interest in associate	35.00%